Federated Hermes Income Securities Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes Income Securities Trust (the “Registrant”)
Federated Hermes Capital Income Fund (the “Fund”) Class A Shares Class B Shares Class C Shares Class F Shares Class R Shares Institutional Shares

1933 Act File No. 33/3164 1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund or Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2021, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No.226 on January 27, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary